Share capital, stock options and other stock-based plans (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 28, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized			8,000,000
Allocated Share-based Compensation Expense			$ 9,683	$ 14,283	$ 12,468
Stock Issued During Period, Value, New Issues				152,340	273,556
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs				$ 5,065	$ 8,126
Business Acquisition, Share Price		$ 30.62
BAF Technologies Inc [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		718,485
Business Acquisition, Share Price		$ 33.53
Common Stock [Member]
Stock Issued During Period Shares Net Of Cancellation Upon Exercise Of Stock Options			652,046	721,186	513,490
Stock Issued During Period, Value, New Issues				$ 152,340	$ 273,556
Stock Issued During Period, Shares, New Issues	94,914			6,000,000	6,325,000
Share Price	$ 33.53			$ 25.39	$ 43.25
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs				$ 5,065	$ 8,126
Employee Stock Option [Member]
Allocated Share-based Compensation Expense			$ 1,764	2,094	$ 2,705
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate					0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate					47.79%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate					0.38%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term					3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Exercise Price, Ending Balance					$ 10.97
Share units [Member]
Allocated Share-based Compensation Expense			$ 7,919	$ 12,189	$ 9,763
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate			0.00%
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Total			$ 30,102
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition			2 years 5 months 1 day
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted			5,792,162	742,140	185,705
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Forfeitures and Expirations, Total			1,045,905	188,117	4,300
PSU's [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted			971,399	389,655
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Forfeitures and Expirations, Total			963,575	54,876
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted			4,820,763	352,485